Post-employment Benefits - Additional Information (Detail) R$ in Thousands	12 Months Ended
	Dec. 31, 2017 BRL (R$) yr	Dec. 31, 2016 BRL (R$)
Disclosure of defined benefit plans [line items]
Sponsor contribution to defined contribution plans	R$ 327	R$ 212
Change in methods for preparing the sensitivity analysis	There was no change in relation to previous years in the methods and assumptions used in preparing the sensitivity analysis.
Comgas [member]
Disclosure of defined benefit plans [line items]
Sponsor contribution to defined contribution plans	R$ 22,796	23,588
Weighted average duration of defined benefit obligation | yr	13.7
Futura [member] | CLE [member]
Disclosure of defined benefit plans [line items]
Sponsor contribution to defined contribution plans	R$ 3,896	R$ 4,571
Weighted average duration of defined benefit obligation | yr	11.3
Futura [member] | CLE [member] | Defined benefit obligation [member]
Disclosure of defined benefit plans [line items]
Sponsor contribution to defined contribution plans	R$ 4,051